SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Selected Statements of Income Data
	Year ended December 31,
	2021	2020	2019
Financial expenses:

Interest on short-term and long-term bank credit and bank charges and long-term debt	$(52)	$(159)	$(169)
Foreign exchange loss, net	(985)	(1,004)	(1,268)

	(1,037)	(1,163)	(1,437)
Financial income:

Interest on short-term and long-term bank deposits	26	146	304

	26	146	304

Financial expenses, net	$(1,011)	$(1,017)	$(1,133)